14. INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Social Contribution Details 4
Actuarial gains on defined benefit pension plan	R$ 171,473	R$ 30,234
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(175,649)	(33,400)
Changes in the fair value on available-for-sale financial assets	(525,107)	(33,796)
Actuarial gains and assets available for sale by incorporation	525,107	33,796
Exchange differences on translating foreign operations	(369,017)	(425,510)
Cash flow hedge accounting	134,478	109,813
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(134,478)	(109,813)
Income tax and social contribution	R$ (373,193)	R$ (428,676)